Santo Mining Corp. - Balance Sheets (USD $)	Jul. 31, 2012
CURRENT ASSETS
Cash	$ 50,793
Total Current Assets	50,793
Mineral claim	63,912
Website, net of amortization of $1,340 and $303, respectively	3,540
Deposit	16,826
TOTAL ASSETS	135,071
CURRENT LIABILITIES
Accounts payable and accrued expenses	46,172
Related party payable	79,696
TOTAL LIABILITIES	125,868
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, 450,000,000 shares authorized, $0.00001 par value; 0 shares issued and outstanding	0
Common stock, 450,000,000 shares authorized, $0.00001 par value; 63,635,340 and 62,962,505 shares issued and outstanding, respectively	636
Additional paid-in capital	290,123
Deficit accumulated during development stage	(281,556)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	9,203
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 135,071